State Street SPDR Nuveen ICE High Yield Municipal Bond ETF Investment Objectives and Goals - State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Nuveen ICE High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes.